Interest-bearing liabilities - Changes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	€ 3,901	€ 3,997
Cash flows	122	43
Acquisitions		4
Translation differences	(50)	(104)
Changes in fair value	(36)	(31)
Other changes	(58)	(8)
Liabilities arising from financing activities, ending balance	3,879	3,901
Long-term interest bearing liabilities
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	3,457	3,657
Cash flows	28	132
Translation differences	89	(291)
Changes in fair value	(4)	(46)
Reclassifications from long-term and short-term	(739)
Other changes	(3)	5
Liabilities arising from financing activities, ending balance	2,828	3,457
Short-term interest-bearing liabilities
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	309	370
Cash flows	2	(40)
Acquisitions		4
Translation differences	(1)	(12)
Reclassifications from long-term and short-term	739
Other changes	(55)	(13)
Liabilities arising from financing activities, ending balance	994	309
Derivatives held to hedge long-term borrowings
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	135	(30)
Cash flows	92	(49)
Translation differences	(138)	199
Changes in fair value	(32)	15
Liabilities arising from financing activities, ending balance	€ 57	€ 135